Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jun. 29, 2021
Document Creation Date	dei_DocumentCreationDate	Jul. 14, 2021